Expense Example - FidelityAdvisorSmallCapFund-AMCIZPRO - FidelityAdvisorSmallCapFund-AMCIZPRO - Fidelity Advisor Small Cap Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Small Cap Fund - Class A
Expense Example:
1 year	$ 698
3 years	958
5 years	1,237
10 years	2,031
Fidelity Advisor Small Cap Fund - Class C
Expense Example:
1 year	306
3 years	637
5 years	1,093
10 years	2,166
Fidelity Advisor Small Cap Fund - Class M
Expense Example:
1 year	500
3 years	816
5 years	1,155
10 years	2,110
Fidelity Advisor Small Cap Fund - Class I
Expense Example:
1 year	105
3 years	328
5 years	569
10 years	1,259
Fidelity Advisor Small Cap Fund - Class Z
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	$ 1,108